UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22121

Registrant Name:	PIMCO Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Opportunity Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Air Medical Group Holdings, Inc.
6.015% due 09/07/2024 ~		$100	$101
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		50	49
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		30	30
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		299	302
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		50	51
Centene Corp.
TBD% due 09/13/2018		1,000	1,000
Crown Americas LLC
TBD% due 01/29/2025		50	51
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~		100	100
Dubai World
TBD% due 09/30/2022		2,300	2,204
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021		378	388
Frontier Communications Corp.
5.630% (LIBOR03M + 3.750%) due 06/15/2024 ~		398	394
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		4,600	3,677
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		70	70
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		10	10
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		100	97
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		100	100
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		139	140
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		460	469
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		200	201
SS&C Technologies, Inc.
TBD% due 02/28/2025		300	302
Syniverse Holdings, Inc.
6.718% due 03/09/2023 ~		10	10
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	100	123
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	100
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	35

Total Loan Participations and Assignments (Cost $10,989)			10,185

CORPORATE BONDS & NOTES 41.5%
BANKING & FINANCE 17.8%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,231
Ally Financial, Inc.
8.000% due 11/01/2031 (m)		1,670	2,047
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
Ambac LSNI LLC
6.811% due 02/12/2023 ~		5	5
Assurant, Inc.
4.200% due 09/27/2023		36	36
Athene Holding Ltd.
4.125% due 01/12/2028		34	33
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		181	180
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		110	109

Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	3,100	1,163
Bank of America Corp.
5.875% due 03/15/2028 •(i)		$269	271
Barclays Bank PLC
7.625% due 11/21/2022 (j)		400	440
Barclays PLC
3.250% due 01/17/2033	GBP	100	136
6.500% due 09/15/2019 •(i)(j)	EUR	2,000	2,620
7.250% due 03/15/2023 •(i)(m)	GBP	2,055	3,089
7.875% due 09/15/2022 •(i)(m)		1,970	3,018
8.000% due 12/15/2020 •(i)	EUR	200	281
8.250% due 12/15/2018 •(i)(j)		$200	207
Brookfield Finance, Inc.
3.900% due 01/25/2028		56	55
4.700% due 09/20/2047		48	47
Cantor Fitzgerald LP
7.875% due 10/15/2019 (m)		3,160	3,359
CIT Group, Inc.
4.125% due 03/09/2021		36	36
5.250% due 03/07/2025		34	35
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	1,600	2,748
Credit Agricole S.A.
7.500% due 06/23/2026 •(i)(m)		500	811
7.875% due 01/23/2024 •(i)(m)		$300	327
Credit Suisse AG
6.500% due 08/08/2023 (j)		200	218
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	18	21
Equinix, Inc.
2.875% due 03/15/2024		100	122
2.875% due 02/01/2026		100	117
Exeter Finance Corp.
9.750% due 05/20/2019 «		$2,800	2,738
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (m)		140	142
HSBC Holdings PLC
6.000% due 09/29/2023 •(i)(m)	EUR	1,200	1,697
6.250% due 03/23/2023 •(i)(j)		$200	203
6.500% due 03/23/2028 •(i)(j)		310	317
Hunt Cos., Inc.
6.250% due 02/15/2026		16	16
Iron Mountain, Inc.
5.250% due 03/15/2028		4	4
iStar, Inc.
4.625% due 09/15/2020		9	9
5.250% due 09/15/2022		31	30
Jefferies Finance LLC
6.875% due 04/15/2022		200	199
7.500% due 04/15/2021 (m)		2,285	2,322
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		42	42
Life Storage LP
3.875% due 12/15/2027		18	17
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(i)(j)	GBP	200	314
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$1,450	1,469
MetLife, Inc.
5.875% due 03/15/2028 •(i)		90	92
MPT Operating Partnership LP
5.250% due 08/01/2026 (m)		315	315
Nationwide Building Society
10.250% ~(i)	GBP	11	2,459
Navient Corp.
5.500% due 01/15/2019 (m)		$845	856
5.625% due 08/01/2033		74	65
6.500% due 06/15/2022		50	52
8.000% due 03/25/2020 (m)		1,100	1,172
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		28	29
Physicians Realty LP
3.950% due 01/15/2028		40	38
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		2,900	3,145
Provident Funding Associates LP
6.375% due 06/15/2025		17	17
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		592	646
9.250% due 07/06/2024		571	623
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		2,650	2,763
8.000% due 08/10/2025 •(i)(j)(m)		1,900	2,088
8.625% due 08/15/2021 •(i)(j)(m)		1,600	1,742

Santander Holdings USA, Inc.
3.400% due 01/18/2023		38	37
4.400% due 07/13/2027		12	12
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)	GBP	800	1,221
7.375% due 06/24/2022 •(i)(m)		2,500	3,828
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (m)		$4,000	4,253
Springleaf Finance Corp.
5.250% due 12/15/2019		84	86
5.625% due 03/15/2023 (m)		800	787
6.125% due 05/15/2022 (m)		414	423
6.875% due 03/15/2025		200	201
8.250% due 12/15/2020 (m)		2,100	2,292
Starwood Property Trust, Inc.
4.750% due 03/15/2025		46	45
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	370	558
STORE Capital Corp.
4.500% due 03/15/2028		$24	24
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,708	2,837
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$4,887	1,197
UBS Group AG
5.750% due 02/19/2022 •(i)	EUR	400	549
Vici Properties LLC
8.000% due 10/15/2023		$1,044	1,162

			67,896

INDUSTRIALS 18.4%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		14	14
Altice Financing S.A.
7.500% due 05/15/2026 (m)		2,000	1,965
Altice France S.A.
6.000% due 05/15/2022 (m)		500	489
7.375% due 05/01/2026 (m)		2,938	2,809
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	440	527
7.750% due 05/15/2022 (m)		$2,100	1,956
American Woodmark Corp.
4.875% due 03/15/2026		6	6
Andeavor Logistics LP
3.500% due 12/01/2022		6	6
4.250% due 12/01/2027		12	12
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)		69	70
4.375% due 04/15/2038 (c)		67	68
4.600% due 04/15/2048 (c)		55	57
4.750% due 04/15/2058 (c)		84	86
Aramark Services, Inc.
5.000% due 02/01/2028		32	31
Ball Corp.
4.875% due 03/15/2026		44	44
Berry Global, Inc.
4.500% due 02/15/2026		44	42
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		930	934
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(m)		3,139	3,143
Caesars Resort Collection LLC
5.250% due 10/15/2025		4	4
Campbell Soup Co.
2.645% due 03/16/2020 ~		90	90
2.775% due 03/15/2021 ~		60	60
3.300% due 03/15/2021		60	60
3.650% due 03/15/2023		80	80
3.950% due 03/15/2025		70	70
4.150% due 03/15/2028		80	79
4.800% due 03/15/2048		20	20
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)		16	16
Charter Communications Operating LLC
4.200% due 03/15/2028		86	82
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	105
Cheniere Energy Partners LP
5.250% due 10/01/2025		20	20
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		29	29
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		22	21
Community Health Systems, Inc.
5.125% due 08/01/2021		850	795
6.250% due 03/31/2023 (m)		1,410	1,306

Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «		290	312
8.048% due 05/01/2022 (m)		453	486
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(e)		200	0
9.250% due 06/30/2020 ^(e)		1,800	0
Coty, Inc.
6.500% due 04/15/2026 (c)		50	50
Crown Americas LLC
4.750% due 02/01/2026		29	28
CVS Health Corp.
2.687% due 03/09/2020 ~		70	70
3.125% due 03/09/2020		120	120
3.350% due 03/09/2021		100	101
3.700% due 03/09/2023		310	311
4.100% due 03/25/2025		180	181
4.300% due 03/25/2028		250	252
4.780% due 03/25/2038		60	61
5.050% due 03/25/2048		90	95
CVS Pass-Through Trust
7.507% due 01/10/2032 (m)		2,388	2,821
DAE Funding LLC
4.000% due 08/01/2020		40	39
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		363	385
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (m)		1,600	1,746
Discovery Communications LLC
3.950% due 03/20/2028		30	29
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (m)		1,500	1,500
EI Group PLC
6.875% due 05/09/2025	GBP	20	31
Ensco PLC
7.750% due 02/01/2026		$6	6
Exela Intermediate LLC
10.000% due 07/15/2023		74	75
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		3,490	2,042
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,900	4,168
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$199	193
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		34	35
HCA, Inc.
4.500% due 02/15/2027 (m)		600	581
Hologic, Inc.
4.375% due 10/15/2025		16	16
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		1,500	1,198
9.000% due 03/01/2021 ^(e)		3,790	3,011
IHS Markit Ltd.
4.000% due 03/01/2026		2	2
Ingevity Corp.
4.500% due 02/01/2026		20	19
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		4,723	4,392
9.750% due 07/15/2025		74	69
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		2,520	2,507
7.750% due 06/01/2021 (m)		3,958	2,197
8.125% due 06/01/2023 (m)		966	469
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,981	7,901
IRB Holding Corp.
6.750% due 02/15/2026		14	14
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		14	14
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (m)		400	313
Meredith Corp.
6.875% due 02/01/2026		32	33
Netflix, Inc.
4.875% due 04/15/2028		17	16
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(i)		1,150	32
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		3,300	0
8.500% due 06/01/2018 ^(e)		3,700	0
OI European Group BV
4.000% due 03/15/2023		17	16
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (m)		688	674

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		51	49
4.500% due 03/15/2023		103	98
5.250% due 08/15/2022		8	8
5.500% due 02/15/2024		22	21
Petroleos Mexicanos
6.500% due 03/13/2027		130	139
6.750% due 09/21/2047		80	81
PetSmart, Inc.
5.875% due 06/01/2025		70	51
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		126	126
Pitney Bowes, Inc.
4.700% due 04/01/2023		22	21
Radiate Holdco LLC
6.875% due 02/15/2023		40	39
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	178
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,500	1,641
Safeway, Inc.
7.250% due 02/01/2031		140	114
Scientific Games International, Inc.
5.000% due 10/15/2025		8	8
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		34	34
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	3,181
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		$200	202
5.152% due 09/20/2029		200	202
Standard Industries, Inc.
4.750% due 01/15/2028		62	59
Sunoco LP
4.875% due 01/15/2023		42	41
T-Mobile USA, Inc.
4.750% due 02/01/2028		26	25
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	200	247
4.500% due 03/01/2025		100	124
6.000% due 04/15/2024		$200	194
Times Square Hotel Trust
8.528% due 08/01/2026		4,174	4,809
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		18	17
Tronox, Inc.
6.500% due 04/15/2026 (c)		42	42
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,233	1,927
7.395% due 03/28/2024		800	1,249
United Group BV
4.375% due 07/01/2022	EUR	100	126
4.875% due 07/01/2024		100	125
UPCB Finance Ltd.
3.625% due 06/15/2029		120	144
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		55	57
7.000% due 03/15/2024		105	110
9.250% due 04/01/2026		14	14
ViaSat, Inc.
5.625% due 09/15/2025		58	56
Viking Cruises Ltd.
5.875% due 09/15/2027		20	19
VOC Escrow Ltd.
5.000% due 02/15/2028		46	44
Vrio Finco 1 LLC
6.875% due 04/04/2028 (c)		340	343
Western Digital Corp.
4.750% due 02/15/2026		170	170
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	222
2.750% due 01/20/2024 ~		200	228
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		$20	20

			70,326

UTILITIES 5.3%
AT&T, Inc.
2.850% due 02/14/2023		120	121
3.400% due 08/14/2024 (m)		250	252
3.900% due 08/14/2027 (m)		220	222
4.900% due 08/14/2037 (m)		228	230
5.150% due 02/14/2050 (m)		340	344
5.300% due 08/14/2058		102	103

Calpine Corp.
5.250% due 06/01/2026		10	10
Frontier Communications Corp.
8.500% due 04/01/2026		100	97
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	199
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	400
6.510% due 03/07/2022 (m)		3,400	3,665
8.625% due 04/28/2034 (m)		1,081	1,402
9.250% due 04/23/2019		100	106
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (m)		1,308	1,282
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		2,094	1,073
Petrobras Global Finance BV
5.299% due 01/27/2025		17	17
5.999% due 01/27/2028 (m)		886	878
6.125% due 01/17/2022		247	265
6.250% due 12/14/2026	GBP	3,100	4,665
6.625% due 01/16/2034		200	299
7.375% due 01/17/2027 (m)		$1,875	2,034
Rio Oil Finance Trust
9.750% due 01/06/2027 (m)		231	253
Sprint Capital Corp.
6.900% due 05/01/2019 (m)		1,105	1,141
Sprint Communications, Inc.
7.000% due 08/15/2020 (m)		1,100	1,147
Sprint Corp.
7.625% due 03/01/2026		177	173

			20,378

Total Corporate Bonds & Notes (Cost $162,258)			158,600

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024		33	57

Total Convertible Bonds & Notes (Cost $61)			57

MUNICIPAL BONDS & NOTES 1.3%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	50
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	133
7.750% due 01/01/2042		210	229
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	26
7.350% due 07/01/2035		15	16
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		165	155

			685

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		130	132

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		28,100	1,703
7.467% due 06/01/2047		2,620	2,604

			4,307

Total Municipal Bonds & Notes (Cost $4,747)			5,124

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.000% due 10/01/2040		23	23
5.422% (US0001M + 3.550%) due 07/25/2029 ~		530	576
7.622% (US0001M + 5.750%) due 07/25/2029 ~		720	842
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)(m)		11,101	8,763
0.100% due 05/25/2020 - 08/25/2046 (a)		107,770	258
0.200% due 04/25/2045 (a)		3,595	6
0.680% due 10/25/2020 ~(a)		27,107	382
7.022% (US0001M + 5.150%) due 10/25/2029 ~		1,300	1,468

Total U.S. Government Agencies (Cost $12,208)			12,318

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.4%
American Home Mortgage Investment Trust
2.142% (US0001M + 0.270%) due 03/25/2037 ~	4,398	2,987
Banc of America Alternative Loan Trust
12.823% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~	1,226	1,400
Banc of America Funding Trust
3.203% due 12/20/2034 ~	741	620
3.454% due 12/20/2036 ~	109	110
3.694% due 10/20/2046 ^~	592	473
3.728% due 03/20/2036 ^~	831	723
Banc of America Mortgage Trust
3.596% due 09/25/2034 ~	135	134
3.622% due 10/20/2046 ^~	80	52
Bancorp Commercial Mortgage Trust
5.490% due 08/15/2032 ~(m)	3,800	3,830
Barclays Commercial Mortgage Securities Trust
6.777% (LIBOR01M + 5.000%) due 08/15/2027 ~(m)	2,900	2,851
Bayview Commercial Asset Trust
2.092% (LIBOR01M + 0.220%) due 03/25/2037 ~	145	140
BCAP LLC Trust
3.008% due 05/26/2037 ~	3,608	3,093
Bear Stearns Adjustable Rate Mortgage Trust
3.324% due 09/25/2034 ~	98	93
3.523% due 08/25/2047 ^~	347	339
3.577% due 06/25/2047 ^~	244	241
3.683% due 03/25/2035 ~	162	158
3.750% due 09/25/2034 ~	29	30
3.905% due 10/25/2036 ^~	801	777
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.320%) due 06/25/2046 ^~(m)	3,180	3,118
2.572% (US0001M + 0.700%) due 01/25/2035 ~	421	422
3.354% due 08/25/2036 ^~(m)	2,479	2,478
3.378% due 05/25/2036 ^~	842	778
3.446% due 04/25/2035 ~	311	293
3.474% due 11/25/2036 ^~	493	450
3.492% due 09/25/2034 ~	304	301
3.600% due 11/25/2035 ~	63	56
3.663% due 05/25/2035 ~	466	421
3.860% due 08/25/2036 ^~	492	387
3.867% due 07/25/2035 ^~	354	313
BRAD Resecuritization Trust
2.184% due 03/12/2021 «	2,796	131
6.550% due 03/12/2021 «	523	524
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	1,391	1,176
CD Mortgage Trust
5.688% due 10/15/2048 (m)	5,215	2,604
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^	899	728
6.000% due 03/25/2037 ^	875	746
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~(m)	1,700	1,306
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029	286	288
Citigroup Mortgage Loan Trust
3.877% due 03/25/2037 ^~(m)	1,364	1,155
Citigroup Mortgage Loan Trust, Inc.
5.500% due 11/25/2035 ^(m)	592	568
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	611	363
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~(m)	2,457	1,517
Commercial Mortgage Trust
6.126% due 07/10/2046 ~(m)	2,170	2,249
Countrywide Alternative Loan Trust
2.122% (US0001M + 0.250%) due 06/25/2037 ^~	1,001	767
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	1,778	998
2.222% (US0001M + 0.350%) due 06/25/2036 ^~(m)	1,442	948
5.500% due 10/25/2035 ^	309	284
5.500% due 12/25/2035 ^(m)	1,543	1,353
5.750% due 05/25/2036 ^	290	230
6.000% due 11/25/2035 ^	369	148
6.000% due 04/25/2036 ^	324	276
6.000% due 04/25/2037 ^	626	443
6.500% due 09/25/2032 ^	397	390
6.500% due 07/25/2035 ^	406	305
6.500% due 06/25/2036 ^	498	392
Countrywide Home Loan Mortgage Pass-Through Trust
3.120% due 03/25/2037 ^~	1,191	953
3.321% due 06/20/2035 ~	192	187
3.383% due 08/20/2035 ^~	85	81

3.412% due 08/25/2034 ^~		50	47
3.466% due 11/25/2035 ^~(m)		1,822	1,646
3.742% (US0001M + 1.870%) due 03/25/2046 ^~		3,069	2,021
3.804% due 09/25/2047 ^~		1,008	982
5.500% due 08/25/2035 ^		82	75
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,415	1,524
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~(m)		9,500	8,361
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.472% (US0001M + 0.600%) due 07/25/2036 ^~		540	199
5.896% due 04/25/2036		466	335
6.500% due 05/25/2036 ^		371	236
6.500% due 07/26/2036 ^		484	271
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	7,000	8,397
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 02/25/2047 ~		$607	514
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^~		92	83
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		149	155
Downey Savings & Loan Association Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 04/19/2047 ^~		372	310
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	800	947
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~		87	107
Eurosail PLC
2.204% (BP0003M + 1.600%) due 09/13/2045 ~	GBP	1,814	2,464
2.854% (BP0003M + 2.250%) due 09/13/2045 ~		1,314	1,774
4.454% (BP0003M + 3.850%) due 09/13/2045 ~		1,126	1,702
First Horizon Alternative Mortgage Securities Trust
3.212% due 05/25/2036 ^~		$1,504	1,377
3.320% due 02/25/2036 ~		127	109
3.375% due 08/25/2035 ^~		72	14
3.456% due 11/25/2036 ^~		1,233	1,017
6.250% due 11/25/2036 ^		101	74
First Horizon Mortgage Pass-Through Trust
3.328% due 07/25/2037 ^~		61	51
3.657% due 01/25/2037 ^~(m)		782	720
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(m)		5,300	5,350
GMAC Mortgage Corp. Loan Trust
3.968% due 07/19/2035 ~		60	58
4.054% due 06/25/2034 ~		152	151
4.125% due 06/25/2034 ~		84	83
GreenPoint Mortgage Funding Trust
2.052% (US0001M + 0.180%) due 01/25/2037 ~		1,111	1,048
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		3,400	3,040
GS Mortgage Securities Trust
1.374% due 08/10/2043 ~(a)		7,771	196
6.052% due 08/10/2043 ~(m)		2,100	2,130
GSR Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 07/25/2037 ^~		394	211
3.658% due 01/25/2036 ^~(m)		1,080	1,071
3.866% due 12/25/2034 ~		30	29
6.000% due 09/25/2034		209	210
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 02/19/2046 ~(m)		1,752	1,720
2.018% (US0001M + 0.210%) due 11/19/2036 ~(m)		3,170	2,661
2.368% (US0001M + 0.560%) due 06/19/2034 ~		261	253
2.448% (US0001M + 0.640%) due 01/19/2035 ~		250	231
3.688% due 08/19/2036 ^~		206	167
HomeBanc Mortgage Trust
2.122% (US0001M + 0.250%) due 03/25/2035 ~(m)		293	262
IM Pastor Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.140%) due 03/22/2044 ~	EUR	635	714
Impac CMB Trust
2.392% (US0001M + 0.520%) due 11/25/2035 ^~		$330	274
IndyMac Mortgage Loan Trust
2.332% (US0001M + 0.460%) due 04/25/2035 ~		182	175
2.672% (US0001M + 0.800%) due 08/25/2034 ~		172	157
2.732% (US0001M + 0.860%) due 09/25/2034 ~		429	401
3.082% due 06/25/2037 ^~		324	300
3.491% due 05/25/2037 ^~(m)		3,478	3,239
3.566% due 11/25/2036 ^~(m)		1,045	973
3.680% (US0006M + 1.750%) due 05/25/2037 ^~		13	4
3.687% due 12/25/2036 ^~		1,124	1,080
JPMorgan Alternative Loan Trust
3.589% due 05/25/2036 ^~		439	358
5.500% due 11/25/2036 ^~		7	5
JPMorgan Chase Commercial Mortgage Securities Trust
5.585% due 01/12/2043 ~		396	407

JPMorgan Mortgage Trust
3.447% due 05/25/2036 ^~		680	678
3.605% due 10/25/2036 ^~		47	45
3.631% due 07/25/2035 ~		106	106
6.000% due 08/25/2037 ^		621	546
Landmark Mortgage Securities PLC
0.000% (EUR003M + 0.220%) due 06/17/2038 ~	EUR	227	270
0.834% (BP0003M + 0.220%) due 06/17/2038 ~	GBP	594	831
Lehman Mortgage Trust
5.837% due 04/25/2036 ~		$330	300
6.000% due 05/25/2037 ^(m)		1,341	1,349
MASTR Adjustable Rate Mortgages Trust
2.023% (12MTA + 0.740%) due 01/25/2047 ^~		386	301
3.695% due 10/25/2034 ~		672	635
Merrill Lynch Mortgage Trust
5.810% due 06/12/2050 ~(m)		5,400	5,461
Morgan Stanley Capital Trust
5.993% due 06/11/2049 ~		628	637
Morgan Stanley Mortgage Loan Trust
3.356% due 07/25/2035 ^~(m)		1,692	1,586
3.734% due 01/25/2035 ^~		272	114
5.750% due 12/25/2035 ^		416	393
6.000% due 08/25/2037 ^		257	214
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		707	617
Motel 6 Trust
8.703% due 08/15/2019 ~		5,136	5,210
Prime Mortgage Trust
2.222% (US0001M + 0.350%) due 06/25/2036 ^~		3,550	2,441
7.000% due 07/25/2034		182	175
Regal Trust
2.277% (D11COF + 1.500%) due 09/29/2031 ~		4	4
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 06/25/2037 ~		1,882	1,636
5.500% due 04/25/2037		111	104
6.000% due 08/25/2035 ^		588	554
6.000% due 01/25/2037 ^		516	486
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		484	346
6.000% due 07/25/2037 (m)		7,302	5,330
Residential Funding Mortgage Securities, Inc. Trust
4.971% due 07/27/2037 ^~		247	215
6.000% due 06/25/2037 ^		400	384
Sequoia Mortgage Trust
3.517% due 01/20/2038 ^~		294	280
Structured Adjustable Rate Mortgage Loan Trust
3.563% due 01/25/2036 ^~		1,102	864
3.579% due 08/25/2034 ~		22	22
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 08/25/2036 ^~(m)		2,336	2,141
2.332% (US0001M + 0.460%) due 05/25/2045 ~		162	152
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.493% due 01/25/2034 ~		378	380
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		319	252
Theatre Hospitals PLC
4.271% (BP0003M + 3.750%) due 10/15/2031 ~	GBP	242	331
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 07/25/2046 ~(m)		$2,065	2,025
2.985% due 11/25/2036 ^~		322	311
3.056% due 03/25/2037 ^~		519	467
3.162% due 06/25/2037 ^~(m)		1,606	1,525
3.285% due 07/25/2037 ^~		1,241	1,149
3.298% due 07/25/2037 ^~(m)		2,812	2,384
3.456% due 03/25/2033 ~		81	81
Washington Mutual Mortgage Pass-Through Certificates Trust
2.133% (12MTA + 0.850%) due 10/25/2046 ^~(m)		505	445
3.600% due 06/25/2033 ~		67	68
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~		206	186
3.533% due 09/25/2036 ^~		22	22
3.603% due 04/25/2036 ^~		22	22
3.627% due 10/25/2036 ^~		21	20

Total Non-Agency Mortgage-Backed Securities (Cost $138,684)			154,743

ASSET-BACKED SECURITIES 43.7%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		205	47
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		501	436
American Money Management Corp. CLO Ltd.
9.037% (US0003M + 6.980%) due 12/09/2026 ~		1,200	1,217
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.597% (US0001M + 1.725%) due 05/25/2034 ~		154	155
4.722% (US0001M + 2.850%) due 08/25/2032 ~		932	930

Asset-Backed Funding Certificates Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~(m)		6,322	5,579
2.432% (US0001M + 0.560%) due 10/25/2033 ~		167	158
2.532% (US0001M + 0.660%) due 03/25/2035 ~(m)		4,431	4,424
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~(m)		1,402	1,540
Bear Stearns Asset-Backed Securities Trust
1.733% (US0001M + 0.500%) due 09/25/2034 ~		664	644
3.558% due 07/25/2036 ~		472	336
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		3,549	1,471
C-BASS CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		7,846	832
Conseco Finance Corp.
6.220% due 03/01/2030		80	85
6.530% due 02/01/2031 ~		1,123	1,097
7.050% due 01/15/2027		63	64
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		809	887
7.960% due 05/01/2031		1,647	1,076
8.060% due 09/01/2029 ~(m)		2,979	1,600
9.163% due 03/01/2033 ~		2,778	2,621
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2035 ~(m)		8,389	7,513
2.122% (US0001M + 0.250%) due 01/25/2037 ~(m)		15,575	14,799
2.181% (LIBOR01M + 0.560%) due 08/25/2032 ^~		361	317
2.212% (US0001M + 0.340%) due 12/25/2036 ^~		581	324
3.147% (US0001M + 1.275%) due 02/25/2035 ~(m)		2,491	2,524
Countrywide Asset-Backed Certificates Trust
2.652% (US0001M + 0.780%) due 11/25/2034 ~		309	308
4.693% due 10/25/2035 ~		8	8
Crecera Americas LLC
0.000% due 08/31/2020 ~		6,000	6,006
Credit Suisse First Boston Mortgage Securities Corp.
2.922% (US0001M + 1.050%) due 02/25/2031 ~		1,539	1,534
Credit-Based Asset Servicing and Securitization LLC
3.192% (US0001M + 1.320%) due 12/25/2035 ~		1,377	1,347
Euromax ABS PLC
0.011% (EUR003M + 0.340%) due 11/10/2095 ~	EUR	5,000	5,655
First Franklin Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 11/25/2036 ~(m)		$10,000	10,020
2.472% (US0001M + 0.600%) due 07/25/2035 ~(m)		8,092	7,617
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		585	632
Home Equity Asset Trust
4.272% (US0001M + 2.400%) due 10/25/2033 ~		15	14
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~(m)		8,700	6,814
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~(m)		14,954	11,368
2.192% (US0001M + 0.320%) due 04/25/2037 ~		4,855	4,391
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~		8	4
2.062% (US0001M + 0.190%) due 03/25/2047 ~		1,849	1,789
KGS Alpha SBA Trust
1.020% due 04/25/2038 «~(a)		1,078	28
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~		6,148	4,330
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 02/25/2036 ~		3,083	2,611
2.142% (US0001M + 0.270%) due 05/25/2046 ~		3,381	1,521
2.577% (US0001M + 0.705%) due 11/25/2035 ~(m)		4,626	3,690
4.347% (US0001M + 2.475%) due 03/25/2032 ~		68	66
Morgan Stanley ABS Capital, Inc. Trust
2.907% (US0001M + 1.035%) due 01/25/2035 ~		601	288
Morgan Stanley Dean Witter Capital, Inc. Trust
3.297% (US0001M + 1.425%) due 02/25/2033 ~		297	297
Morgan Stanley Home Equity Loan Trust
2.922% (US0001M + 1.050%) due 12/25/2034 ~(m)		4,445	4,433
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		10,400	5,410
NovaStar Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		1,418	683
Oakwood Mortgage Investors, Inc.
2.007% (US0001M + 0.230%) due 06/15/2032 ~		17	16
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^		14	14
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		1,426	1,474
Ownit Mortgage Loan Trust
3.383% due 10/25/2035		2,253	1,439
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.747% (US0001M + 1.875%) due 10/25/2034 ~		1,161	967
Residential Asset Mortgage Products Trust
2.997% (US0001M + 1.125%) due 08/25/2033 ~		536	511
4.020% due 04/25/2033 ~		1	1

Residential Asset Securities Corp. Trust
2.312% (US0001M + 0.440%) due 10/25/2035 ~(m)		3,526	3,214
Saxon Asset Securities Trust
2.847% (US0001M + 0.975%) due 12/26/2034 ~		629	560
Securitized Asset-Backed Receivables LLC Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ^~		377	230
2.547% (US0001M + 0.675%) due 01/25/2035 ~		29	29
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		2	1,616
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)		2,540	1,403
0.000% due 09/25/2040 «(h)		1,094	635
Soloso CDO Ltd.
2.024% (US0003M + 0.320%) due 10/07/2037 ~		1,300	1,047
South Coast Funding Ltd.
1.964% (LIBOR03M + 0.260%) due 01/06/2041 ~		41,646	10,982
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~(m)		5,652	4,141
Structured Asset Investment Loan Trust
2.312% (US0001M + 0.440%) due 01/25/2036 ~(m)		6,122	5,909
Structured Asset Securities Corp. Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 06/25/2035 ~		312	294
Talon Funding Ltd.
2.515% (US0003M + 0.490%) due 06/05/2035 ~		929	455
UCFC Home Equity Loan Trust
7.750% due 04/15/2030 ~		674	643

Total Asset-Backed Securities (Cost $143,825)			167,120

SOVEREIGN ISSUES 4.8%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	3,180	2,712
3.375% due 01/15/2023		100	122
5.250% due 01/15/2028		100	120
6.250% due 11/09/2047		100	114
7.820% due 12/31/2033		6,784	9,440
22.844% (BADLARPP) due 10/04/2022 ~	ARS	36	3
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		39,487	2,015
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		100	5
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		400	21
27.250% due 06/21/2020 ~		37,041	1,959
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	7	9
Paraguay Government International Bond
5.600% due 03/13/2048		$200	204
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,160	397
6.350% due 08/12/2028		250	87
8.200% due 08/12/2026		250	97
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	200	255
Saudi Government International Bond
4.500% due 10/26/2046		$800	749
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		165	48
9.250% due 09/15/2027 ^(e)		198	65

Total Sovereign Issues (Cost $17,719)			18,422

	SHARES
COMMON STOCKS 2.1%
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)		219,638	2,471
Tribune Media Co. ‘A’		5,969	242

			2,713

ENERGY 0.8%
Dommo Energia S.A. «(f)(k)		6,101,133	1,848
Dommo Energia S.A. SP - ADR «		1,108	43
Forbes Energy Services Ltd. (f)(k)		29,625	281
Ocean Rig UDW, Inc. (f)		35,500	896

			3,068

FINANCIALS 0.6%
TIG FinCo PLC «(k)		1,377,983	2,320

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(k)		200,912	61

UTILITIES 0.0%
Eneva S.A. (f)(k)		4,214	17

Total Common Stocks (Cost $7,220)			8,179

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		279,000	92

Total Warrants (Cost $0)			92

CONVERTIBLE PREFERRED SECURITIES 3.4%
BANKING & FINANCE 3.4%
Wells Fargo & Co.
7.500% (i)		9,900	12,781

Total Convertible Preferred Securities (Cost $6,293)			12,781

PREFERRED SECURITIES 1.2%
INDUSTRIALS 1.2%
Sequa Corp.
9.000% «		5,177	4,659

Total Preferred Securities (Cost $5,177)			4,659

REAL ESTATE INVESTMENT TRUSTS 1.6%
REAL ESTATE 1.6%
VICI Properties, Inc. (k)		340,104	6,231

Total Real Estate Investment Trusts (Cost $4,976)			6,231

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS (l) 1.8%			6,993

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.3%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	1,700	75
25.700% due 07/18/2018		3,400	158
26.100% due 05/16/2018		360	17
26.150% due 05/16/2018		900	44
26.250% due 05/16/2018		230	11
26.400% due 04/18/2018 - 05/16/2018		1,600	78
26.450% due 04/18/2018 - 05/16/2018		1,224	60
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	70,560	180
15.696% due 11/08/2018		7,740	20
15.703% due 10/25/2018		50,100	128
15.716% due 11/08/2018		10,800	28
15.737% due 11/08/2018		122,000	310
15.798% due 11/08/2018		50,000	127

			1,236

ARGENTINA TREASURY BILLS 0.1%
10.094% due 09/14/2018 (g)(h)	ARS	4,390	210

NIGERIA TREASURY BILLS 0.5%
15.532% due 10/04/2018 - 11/29/2018 (g)(h)	NGN	706,940	1,806

U.S. TREASURY BILLS 1.4%
1.438% due 04/19/2018 - 05/03/2018 (g)(h)(o)(q)		$5,269	5,264

Total Short-Term Instruments (Cost $15,520)			15,509

Total Investments in Securities (Cost $529,677)			574,020

Total Investments 150.0% (Cost $529,677)			$574,020

Financial Derivative Instruments (n)(p) (0.4)% (Cost or Premiums, net $160)			(1,475)
Other Assets and Liabilities, net (49.6)%			(189,818)

Net Assets 100.0%			$382,727

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$159	$1,848	0.48%
Eneva S.A.	12/21/2017	18	17	0.00
Forbes Energy Services Ltd.	03/11/2014 - 07/31/2014	1,470	281	0.07
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,145	0.82
Sierra Hamilton Holder LLC	07/31/2017	51	61	0.02
TIG FinCo PLC	04/02/2015 - 07/20/2017	1,846	2,320	0.61
VICI Properties, Inc.	03/03/2014 - 11/17/2017	4,976	6,231	1.63

		$11,420	$13,903	3.63%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,293	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,323)	$1,293	$1,293
SAL	1.910	03/29/2018	04/02/2018	5,700	U.S. Treasury Notes 1.750% due 05/31/2022	(5,824)	5,700	5,701

Total Repurchase Agreements						$(7,147)	$6,993	$6,994

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	2.722%	01/16/2018	04/16/2018			$(7,580)	$(7,624)
	2.740	02/20/2018	05/18/2018			(1,152)	(1,156)
	2.811	02/09/2018	05/09/2018			(10,030)	(10,071)
	2.820	02/12/2018	05/14/2018			(2,184)	(2,192)
	2.984	02/27/2018	05/30/2018			(5,211)	(5,226)
	3.248	03/21/2018	06/21/2018			(11,570)	(11,583)
BPS	0.850	03/09/2018	04/04/2018		GBP	(653)	(917)
	0.850	04/04/2018	04/09/2018			(544)	(764)
	2.450	02/27/2018	05/29/2018			$(297)	(298)
	2.970	02/12/2018	05/14/2018			(6,842)	(6,870)
BRC	3.293	06/27/2017	TBD	(3)		(1,682)	(1,683)
JML	0.820	03/15/2018	05/15/2018		GBP	(1,908)	(2,677)
	2.300	03/14/2018	04/16/2018			$(7,604)	(7,613)
MSB	3.020	09/15/2017	09/17/2018			(1,212)	(1,214)
	3.067	08/17/2017	08/17/2018			(5,187)	(5,206)
RCY	2.500	01/18/2018	07/18/2018			(1,171)	(1,177)
	2.550	01/18/2018	07/18/2018			(2,590)	(2,604)
	3.350	03/20/2018	06/20/2018			(3,590)	(3,594)
	3.450	03/12/2018	09/12/2018			(8,252)	(8,269)
RDR	2.090	01/10/2018	04/10/2018			(1,044)	(1,049)
	2.290	02/27/2018	05/30/2018			(2,088)	(2,092)
RTA	2.538	01/16/2018	07/16/2018			(468)	(470)
	2.839	04/24/2017	04/23/2018			(776)	(797)
	2.875	04/27/2017	04/26/2018			(4,621)	(4,746)
	2.887	01/03/2018	07/03/2018			(7,549)	(7,603)
	2.889	04/13/2017	04/05/2018			(4,394)	(4,519)
	3.016	02/02/2018	08/02/2018			(4,780)	(4,804)
	3.075	12/26/2017	06/22/2018			(1,137)	(1,146)
	3.296	03/08/2018	09/07/2018			(2,275)	(2,280)
	3.519	03/12/2018	09/12/2018			(4,731)	(4,741)
SAL	2.596	01/05/2018	04/05/2018			(3,515)	(3,537)
SOG	2.230	01/11/2018	04/11/2018			(1,096)	(1,101)
	2.240	01/16/2018	04/16/2018			(7,019)	(7,052)
	2.240	03/23/2018	04/16/2018			(1,878)	(1,879)
	2.250	01/24/2018	04/24/2018			(3,349)	(3,363)
	2.350	03/02/2018	06/04/2018			(2,096)	(2,100)
	2.370	03/05/2018	06/06/2018			(8,200)	(8,215)
	2.380	03/07/2018	06/07/2018			(2,701)	(2,706)
	2.380	03/12/2018	06/12/2018			(892)	(893)
	2.440	03/14/2018	06/14/2018			(2,529)	(2,532)
	2.799	12/11/2017	06/11/2018			(6,314)	(6,324)
	2.994	01/22/2018	07/23/2018			(1,304)	(1,312)
UBS	0.050	01/22/2018	04/23/2018		EUR	(1,230)	(1,513)
	0.750	01/15/2018	04/16/2018		GBP	(1,899)	(2,669)
	0.750	01/18/2018	04/18/2018			(2,407)	(3,382)
	1.320	01/22/2018	04/23/2018			(3,647)	(5,130)
	2.370	02/12/2018	05/14/2018			$(2,905)	(2,914)
	2.370	03/12/2018	06/13/2018			(982)	(983)
	2.580	03/05/2018	06/05/2018			(4,017)	(4,025)
	2.620	03/12/2018	06/13/2018			(1,242)	(1,244)
	2.844	01/22/2018	04/23/2018			(5,751)	(5,783)
	2.896	01/05/2018	04/05/2018			(3,558)	(3,583)
	2.908	01/10/2018	04/10/2018			(12,495)	(12,578)

Total Reverse Repurchase Agreements							$(199,803)

(m)	Securities with an aggregate market value of $251,901 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(208,479) at a weighted average interest rate of 2.381%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	8.984%	$4,200	$(139)	$(175)	$(314)	$0	$(2)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888	1,000	22	52	74	0	(2)

						$(117)	$(123)	$(240)	$0	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	51,500	$(252)	$1,360	$1,108	$23	$0
Pay	1-Year BRL-CDI	15.590	Maturity	01/04/2021		20	1	0	1	0	0
Receive	3-Month CAD Bank Bill	3.500	Semi-Annual	06/20/2044	CAD	4,400	(154)	(460)	(614)	0	(30)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024		13,300	618	(27)	591	35	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		$18,000	154	(851)	(697)	2	0
Pay	3-Month USD-LIBOR	2.140	Semi-Annual	11/15/2022		102,000	0	(1,876)	(1,876)	98	0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		26,000	728	174	902	0	(19)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		117,400	2,209	(7,863)	(5,654)	93	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	(674)	(2,270)	35	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	(306)	(154)	18	0
Pay (4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,000	(1,133)	174	(959)	42	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038		45,200	1,041	1,754	2,795	0	(203)
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		25,500	2,291	(290)	2,001	0	(150)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	112	241	14	0
Receive (4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	10,100	(141)	(80)	(221)	0	(12)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	17,050	392	(282)	110	0	(89)

							$4,439	$(9,135)	$(4,696)	$360	$(503)

Total Swap Agreements							$4,322	$(9,258)	$(4,936)	$360	$(507)

(o)	Securities with an aggregate market value of $799 and cash of $6,374 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2018	ARS	340		$16	$0	$0
BPS	04/2018		100		5	0	0
	04/2018	BRL	3,054		919	0	(6)
	04/2018		$938	BRL	3,054	0	(12)
	05/2018	BRL	3,054		$935	12	0
	05/2018	PEN	1,929		590	0	(7)
BRC	04/2018	ARS	100		5	0	0
CBK	04/2018		600		30	0	0
	04/2018	EUR	389		481	2	0
	04/2018	GBP	29,761		41,856	102	0
	04/2018		$1,393	GBP	985	2	(13)
	04/2018		105	RUB	6,084	2	0
	05/2018	ARS	250		$12	0	0
	05/2018		$256	RUB	14,637	0	(1)
	11/2018	NGN	7,334		$19	0	0
DUB	04/2018		$1,513	RUB	86,035	0	(14)
FBF	04/2018	ARS	262		$13	0	0
	05/2018		$1,615	RUB	91,466	0	(28)
GLM	04/2018	EUR	22,926		$28,337	135	(7)
HUS	04/2018	ARS	862		42	0	0
	04/2018	RUB	92,119		1,615	9	0
	04/2018		$42,143	GBP	29,639	0	(560)
	04/2018		1,613	RUB	92,119	0	(9)
	05/2018	ARS	100		$5	0	0
	05/2018	GBP	29,639		42,194	559	0
	05/2018		$275	RUB	15,914	1	0
JPM	04/2018	BRL	3,054		$934	9	0
	04/2018	GBP	213		293	0	(6)
	04/2018		$919	BRL	3,054	6	0
	10/2018	NGN	279,094		$743	0	(5)
	11/2018		535,518		1,423	2	(4)
MSB	04/2018	ARS	100		5	0	0
	10/2018	NGN	41,371		110	0	(1)
RYL	04/2018	ARS	100		5	0	0
SCX	06/2018		$84	RUB	4,834	0	(1)
	10/2018	NGN	84,245		$224	0	(2)
	11/2018		10,172		27	0	0
SOG	04/2018	ARS	100		5	0	0
UAG	04/2018		$28,877	EUR	23,315	0	(189)
	05/2018	EUR	23,315		$28,938	190	0

Total Forward Foreign Currency Contracts						$1,031	$(865)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	$400	$(40)	$30	$0	$(10)
BRC	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461	400	(46)	36	0	(10)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506	300	(25)	16	0	(9)
CBK	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461	500	(53)	40	0	(13)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506	300	(26)	17	0	(9)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965	110	(16)	16	0	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.574	100	(19)	20	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461	200	(23)	18	0	(5)
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384	130	(5)	6	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461	130	(13)	10	0	(3)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506	69	(10)	8	0	(2)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461	200	(18)	13	0	(5)

							$(294)	$230	$2	$(66)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$100	$(12)	$(3)	$0	$(15)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	100	(13)	0	0	(13)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	(1)	0	(11)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	500	(78)	2	0	(76)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	15,846	(3,153)	2,207	0	(946)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	4,136	(801)	132	0	(669)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,500	(76)	11	0	(65)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	200	(25)	3	0	(22)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	200	(24)	(2)	0	(26)

						$(4,204)	$2,346	$0	$(1,858)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023	$200,000	$336	$92	$428	$0

Total Swap Agreements							$(4,162)	$2,668	$430	$(1,924)

(q)	Securities with an aggregate market value of $2,442 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,085	$100	$10,185
Corporate Bonds & Notes
Banking & Finance	0	62,013	5,883	67,896
Industrials	0	69,821	505	70,326
Utilities	0	20,378	0	20,378
Convertible Bonds & Notes
Industrials	0	57	0	57
Municipal Bonds & Notes
Illinois	0	685	0	685
Iowa	0	132	0	132
West Virginia	0	4,307	0	4,307
U.S. Government Agencies	0	12,318	0	12,318
Non-Agency Mortgage-Backed Securities	0	153,471	1,272	154,743
Asset-Backed Securities	0	163,438	3,682	167,120
Sovereign Issues	0	18,422	0	18,422
Common Stocks
Consumer Discretionary	2,713	0	0	2,713
Energy	1,177	0	1,891	3,068
Financials	0	0	2,320	2,320
Industrials	0	0	61	61
Utilities	17	0	0	17
Warrants
Industrials	0	0	92	92
Convertible Preferred Securities
Banking & Finance	0	12,781	0	12,781
Preferred Securities
Industrials	0	0	4,659	4,659
Real Estate Investment Trusts
Real Estate	6,231	0	0	6,231
Short-Term Instruments
Repurchase Agreements	0	6,993	0	6,993
Short-Term Notes	0	1,236	0	1,236
Argentina Treasury Bills	0	210	0	210
Nigeria Treasury Bills	0	1,806	0	1,806
U.S. Treasury Bills	0	5,264	0	5,264

Total Investments	$10,138	$543,417	$20,465	$574,020

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	360	0	360
Over the counter	0	1,461	0	1,461
	$0	$1,821	$0	$1,821

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(507)	0	(507)
Over the counter	0	(2,789)	0	(2,789)

	$0	$(3,296)	$0	$(3,296)

Total Financial Derivative Instruments	$0	$(1,475)	$0	$(1,475)

Totals	$10,138	$541,942	$20,465	$572,545

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$436	$118	$(40)	$8	$(189)	$156	$0	$(389)	$100	$0
Corporate Bonds & Notes
Banking & Finance	5,868	0	0	9	0	6	0	0	5,883	6
Industrials	6,476	196	(2,829)	0	29	489	312	(4,168)	505	(2)
Utilities	44	1	(63)	0	(138)	156	0	0	0	0
Non-Agency Mortgage-Backed Securities	1,437	0	(148)	4	17	(38)	0	0	1,272	(36)
Asset-Backed Securities	8,243	619	0	166	0	64	0	(5,410)	3,682	(425)
Common Stocks
Energy	0	159	0	0	0	1,732	0	0	1,891	1,732
Financials	491	1,286	0	0	0	543	0	0	2,320	543
Industrials	0	51	0	0	0	10	0	0	61	10
Warrants
Industrials	131	0	0	0	0	(39)	0	0	92	(39)
Preferred Securities
Industrials	5,050	0	0	0	0	(391)	0	0	4,659	(391)

Totals	$28,176	$2,430	$(3,080)	$187	$(281)	$2,688	$312	$(9,967)	$20,465	$1,398

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$100	Third Party Vendor	Broker Quote	100.250
Corporate Bonds & Notes
Banking & Finance	3,145	Reference Instrument	OAS Spread	490.400 bps
	2,738	Reference Instrument	Spread Movement	318.000 bps
Industrials	193	Reference Instrument	Yield	9.773
	312	Third Party Vendor	Broker Quote	107.300
Non-Agency Mortgage-Backed Securities	655	Proxy Pricing	Base Price	4.700 - 100.250
	617	Third Party Vendor	Broker Quote	87.250
Asset-Backed Securities	3,682	Proxy Pricing	Base Price	2.609 - 84,000.000
Common Stocks
Energy	1,891	Other Valuation Techniques (2)	—	—
Financials	2,320	Discounted Cash flow	Discounted Rate	$1.200
Industrials	61	Other Valuation Techniques (2)	—	—
Warrants
Industrials	92	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	4,659	Indicative Market Quotation	Broker Quote	$900.000

Total	$20,465

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	RCY	Royal Bank of Canada	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	NGN	Nigerian Naira	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	D11COF	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018